Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 686	$ (1,512)	$ 1,417	$ (1,885)
Items that may be reclassified to net income:
Foreign currency translation	95	101	25	(253)
Cash flow hedges	41	77	95	(77)
Equity accounted investments	4	(9)	27	(78)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income ("FVTOCI")	(2)	3	(2)	25
Share of revaluation deficit on equity accounted investments	(1)	(196)	(1)	(217)
Remeasurement of defined benefit obligations	0	(1)	0	(1)
Revaluation deficit	(99)	(159)	(99)	(255)
Other comprehensive income (loss)	38	(184)	45	(856)
Total comprehensive income (loss)	724	(1,696)	1,462	(2,741)
Limited partners
Net income (loss)	148	(586)	274	(814)
Other comprehensive income (loss)	52	21	69	(228)
Comprehensive income attributable to Limited partners	200	(565)	343	(1,042)
Redeemable/exchangeable and special limited partnership units
Net income (loss)	156	(586)	284	(810)
Other comprehensive income (loss)	52	19	71	(228)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	208	(567)	355	(1,038)
Limited partnership units of Brookfield Office Properties Exchange LP
Net income (loss)	1	(3)	2	(5)
Other comprehensive income (loss)	0	1	0	(1)
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	1	(2)	2	(6)
FV LTIP units of the Operating Partnership
Net income (loss)	1	(3)	1	(2)
Other comprehensive income (loss)	0	0	0	(1)
Comprehensive income attributable to FV LTIP Units of the Operating Partnership	1	(3)	1	(3)
Class A shares of Brookfield Property REIT Inc.
Net income (loss)	13	(75)	24	(108)
Other comprehensive income (loss)	4	4	6	(30)
Comprehensive income attributable to Class A shares of Brookfield Property REIT Inc.	17	(71)	30	(138)
Interests of others in operating subsidiaries and properties
Net income (loss)	367	(259)	832	(146)
Other comprehensive income (loss)	(70)	(229)	(101)	(368)
Comprehensive Income (Loss), Portion Attributable To Other Noncontrolling Interests	297	(488)	731	(514)
Total comprehensive income (loss)	$ 724	$ (1,696)	$ 1,462	$ (2,741)